Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

9. NOTES PAYABLE

Notes payable to the Sellers

As consideration for the Business Combination, on November 25, 2019 the Company issued unsecured convertible promissory notes to each of Esse Effe and Maya in the amount of $6.0 million and $1.5 million, respectively, (the “Convertible Notes”) and also issued other unsecured promissory notes to each of Esse Effe and Maya in the identical respective amounts (the “Non-convertible Notes”).

Convertible Notes

As of March 31, 2020, the amount outstanding for Convertible Notes was $7.5 million and accrued interest on Convertible Notes was $76,000.

Interest on the Convertible Notes will accrue at a fixed interest rate equal to the one-year US dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date, plus a margin of one percent (1%) per annum. Interest will be due and payable annually on each of (1) the date which is the twelve-month anniversary of the Business Combination Date and (2) on the date which is the twenty-four-month anniversary of the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.

Fifty percent (50%) of the outstanding principal balance of these Notes will be due and payable on the fifteen-month anniversary of the Business Combination Date. The remaining outstanding principal balance of these Convertible Notes plus all accrued and unpaid interest and fees due under these Notes will be due and payable in full on the twenty-four-month anniversary of the Business Combination Date.

In the event that the Company receives, at any time while principal on these Convertible Notes remains outstanding, cash proceeds of an equity financing (the “Financing”) in an amount not less than $50.0 million (the “Notes Financing Proceeds”), fifty percent (50%) of the outstanding principal balance of these Notes will be due and payable no later than ten business days after the Company receives such Notes Financing Proceeds. In the event of a Financing where at any time the Company receives cash proceeds of such Financing in an amount not less than $75.0 million (the “Payoff Financing Proceeds”), one hundred percent of the remaining outstanding principal balance of these Convertible Notes, plus all accrued and unpaid interest and fees due under the Notes will be due and payable no later than ten business days after the Company receives such Payoff Financing Proceeds. The date which is the earlier of (a) the twenty-four-month anniversary of the Business Combination Date, or (b) the date payment is received from Payoff Financing Proceeds, is the “Maturity Date”.

In the event that these Convertible Notes are not paid in full on or before the applicable Maturity Date, then at any time after the sixtieth business day after the Maturity Date, assuming payment in full has not been made prior to such date, the outstanding principal amount of these Notes, together with all accrued but unpaid interest on these Convertible Notes, may be converted into shares of Company common stock, in part or in whole, at the option of the holder of these Convertible Notes by providing written notice at least three business days prior to the date of conversion. A conversion of any portion of these Convertible Note into shares of Company common stock will be effected at a conversion price equal to the Current Market Price as of the date of such conversion (the “Conversion Price”). The term “Current Market Price” means, generally, the average VWAP for the twenty consecutive trading days ending on the date that is five trading days prior to the date of conversion. The term “VWAP” means, for any trading day, the volume weighted average trading price of the Company’s common stock for such trading day on the NYSE (or if the Company’s common stock is no longer traded on the NYSE, on such other exchange as the Company’s common stock is then traded).

Non-convertible Notes

As of March 31, 2020, the amount outstanding for Non-convertible Notes was $7.5 million and accrued interest on Non-convertible Notes was $76,000.

Interest on the Non-convertible Notes shall accrue at a fixed interest rate equal to LIBOR plus a margin of one percent (1%) per annum, which interest rate as of the date hereof is one and ninety-one hundredths percent (1.91%). As used herein, “LIBOR” means the one-year US Dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.

The outstanding principal balance of the Non-convertible Notes, plus all accrued and unpaid interest and fees due under these notes, shall be due and payable, upon the receipt by the Company, whether in a debt or equity financing event by the Company (which may include the receipt of cash from third parties with which the Company has entered into forward share purchase agreements), of cash proceeds in an amount not less than $11.5 million (the “Financing Proceeds”), no later than ten (10) business days after the Company receives the Financing Proceeds.

Notes payable—Other

Prior to the closing of the Business Combination, the Company had issued to several of its stockholders or their affiliates various promissory notes that were due to be paid in full upon the closing of the Business Combination (such notes referred to collectively as either the “Extension Notes” or the “Working Capital Notes”). In conjunction with the completion of the Business Combination, the Company and each of GigAcquisitions, LLC (the “Sponsor”) and an affiliate of the Sponsor, GigFounders, LLC, agreed to amend and restate the Extension Notes and Working Capital Notes held by them to provide that in lieu of repaying such promissory notes in full upon the closing of the Business Combination, the outstanding principal balance of such amended and restated notes (the “Amended Extension Notes” and the “Amended Working Capital Notes”), plus all accrued and unpaid interest (as described below) and fees due under the Amended Extension Notes and Amended Working Capital Notes, shall, upon the receipt by the Company, whether in a debt or equity financing event by the Company (which may include the receipt of cash from third parties with which the Company has entered into forward share purchase agreements), of cash proceeds in an amount not less than $11.5 million (the “Financing Proceeds”), be due and payable no later than ten business days after the Company receives the Financing Proceeds. Interest on the Amended Extension Notes and Amended Working Capital Notes will accrue at a fixed interest rate equal to the one-year U.S. dollar LIBOR interest rate published in The Wall Street Journal on the closing of the Business Combination, which is one and ninety-one hundredths percent (1.91%), plus a margin of one percent (1%) per annum. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed. None of the Amended Extension Notes or Amended Working Capital Notes will be convertible into securities of the Company. On March 31, 2020, all of the other holders of Extension Notes and Working Capital Notes similarly agreed to amend and restate these notes to exchange them into Amended Extension Notes and Amended Working Capital Notes.

As of March 31, 2020, the outstanding amount of the notes payable for these notes was $3.6 million of which $1.9 million was due to related parties.

On March 6, 2020, the Company issued to Northland, a promissory note for the principal amount of $400,000 as a partial settlement of the amounts owned to Northland for financial advisory services provided by Northland to Kaleyra S.p.A. in connection with the previously consummated Business Combination. This note bears interest at the rate of 8.0% per annum and matures on December 31, 2020.

11. NOTES PAYABLE

Notes payable to the Sellers

As mentioned above, as consideration for the Business Combination, on November 25, 2019 the Company issued unsecured convertible promissory notes to each of Esse Effe and Maya in the amount of $6.0 million and $1.5 million, respectively, (the “Convertible Notes”) and also issued other unsecured promissory notes to each of Esse Effe and Maya in the identical respective amounts (the “Non-convertible Notes”).

Convertible Notes

As of December 31, 2019, debts for Convertible Notes amounted to $7.5 million, of which $21,500 was accrued interest.

Interest on the Convertible Notes will accrue at a fixed interest rate equal to the one-year US dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date, plus a margin of one percent (1%) per annum. Interest will be due and payable annually on each of (1) the date which is the twelve-month anniversary of the Business Combination Date and (2) on the date which is the twenty-four-month anniversary of the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.

Fifty percent (50%) of the outstanding principal balance of these Notes will be due and payable on the fifteen-month anniversary of the Business Combination Date. The remaining outstanding principal balance of these Convertible Notes plus all accrued and unpaid interest and fees due under these Notes will be due and payable in full on the twenty-four-month anniversary of the Business Combination Date.

In the event that the Company receives, at any time while principal on these Convertible Notes remains outstanding, cash proceeds of an equity financing (the “Financing”) in an amount not less than $50.0 million (the “Notes Financing Proceeds”), fifty percent (50%) of the outstanding principal balance of these Notes will be due and payable no later than ten business days after the Company receives such Notes Financing Proceeds. In the event of a Financing where at any time the Company receives cash proceeds of such Financing in an amount not less than $75.0 million (the “Payoff Financing Proceeds”), one hundred percent of the remaining outstanding principal balance of these Convertible Notes, plus all accrued and unpaid interest and fees due under the Notes will be due and payable no later than ten business days after the Company receives such Payoff Financing Proceeds. The date which is the earlier of (a) the twenty-four-month anniversary of the Business Combination Date, or (b) the date payment is received from Payoff Financing Proceeds, is the “Maturity Date”.

In the event that these Convertible Notes are not paid in full on or before the applicable Maturity Date, then at any time after the sixtieth business day after the Maturity Date, assuming payment in full has not been made prior to such date, the outstanding principal amount of these Notes, together with all accrued but unpaid interest on these Convertible Notes, may be converted into shares of Company common stock, in part or in whole, at the option of the holder of these Convertible Notes by providing written notice at least three business days prior to the date of conversion. A conversion of any portion of these Convertible Note into shares of Company common stock will be effected at a conversion price equal to the Current Market Price as of the date of such conversion (the “Conversion Price”). The term “Current Market Price” means, generally, the average VWAP for the twenty consecutive trading days ending on the date that is five trading days prior to the date of conversion. The term “VWAP” means, for any trading day, the volume weighted average trading price of the Company common stock for such trading day on the NYSE (or if the Company common stock is no longer traded on the NYSE, on such other exchange as the Company common stock are then traded).

Non-convertible Notes

As of December 31, 2019, debts for Non-convertible Notes amounted to $7.5 million, of which $21,500 was accrued interest.

Interest on the Non-convertible Notes shall accrue at a fixed interest rate equal to LIBOR plus a margin of one percent (1%) per annum, which interest rate as of the date hereof is one and ninety-one hundredths percent (1.91%). As used herein, “LIBOR” means the one-year US Dollar LIBOR interest rate published in The Wall Street Journal on the Business Combination Date. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed.

The outstanding principal balance of the Non-convertible Notes, plus all accrued and unpaid interest and fees due under these notes, shall be due and payable, upon the receipt by the Company, whether in a debt or equity financing event by the Company (which may include the receipt of cash from third parties with which the Company has entered into forward share purchase agreements), of cash proceeds in an amount not less than $11.5 million (the “Financing Proceeds”), no later than ten (10) business days after the Company receives the Financing Proceeds.

Notes payable—Other

Prior to the closing of the Business Combination, the Company had issued to several of its stockholders or their affiliates various promissory notes that were due to be paid in full upon the closing of the Business Combination (such notes referred to collectively as either the “Extension Notes” or the “Working Capital Notes”). In conjunction with the completion of the Business Combination, the Company and each of GigAcquisitions, LLC (the “Sponsor”) and an affiliate of the Sponsor, GigFounders, LLC, agreed to amend and restate the Extension Notes and Working Capital Notes held by them to provide that in lieu of repaying such promissory notes in full upon the closing of the Business Combination, the outstanding principal balance of such amended and restated notes (the “Amended Extension Notes” and the “Amended Working Capital Notes”), plus all accrued and unpaid interest (as described below) and fees due under the Amended Extension Notes and Amended Working Capital Notes, shall, upon the receipt by the Company, whether in a debt or equity financing event by the Company (which may include the receipt of cash from third parties with which the Company has subsequent to year end entered into forward share purchase agreements), of cash proceeds in an amount not less than $11.5 million (the “Financing Proceeds”), be due and payable no later than ten business days after the Company receives the Financing Proceeds. Interest on the Amended Extension Notes and Amended Working Capital Notes will accrue at a fixed interest rate equal to the one-year U.S. dollar LIBOR interest rate published in The Wall Street Journal on the closing of the Business Combination, which is one and ninety-one hundredths percent (1.91%), plus a margin of one percent (1%) per annum. All interest shall be computed on the basis of a 365-day year and the actual number of days elapsed. None of the Amended Extension Notes or Amended Working Capital Notes will be convertible into securities of the Company. On December 31, 2019, all of the other holders of Extension Notes and Working Capital Notes similarly agreed to amend and restate these notes to exchange them into Amended Extension Notes and Amended Working Capital Notes, although one holder did so after December 31, 2019. As of December 31, 2019, the outstanding amount of the notes payable for these notes amounted to $3.6 million of which $1.9 million was due to related parties.